Transfer of Financial Assets (Tables)	9 Months Ended
Dec. 31, 2019
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets for the nine and three months ended December 31, 2018 and 2019 are as follows:

	Millions of yen
	Nine months ended December 31, 2018	Nine months ended December 31, 2019	Three months ended December 31, 2018	Three months ended December 31, 2019
Beginning balance	¥28,756	¥31,572	¥31,068	¥32,364
Increase mainly from loans sold with servicing retained	4,696	6,354	2,038	2,253
Decrease mainly from amortization	(3,526)	(3,764)	(1,193)	(1,339)
Increase (Decrease) from the effects of changes in foreign exchange rates	1,270	(388)	(717)	496

Ending balance	¥31,196	¥33,774	¥31,196	¥33,774

Fair Value of Servicing Assets
The fair value of the servicing assets as of March 31, 2019 and December 31, 2019 are as follows:

	Millions of yen
	March 31, 2019	December 31, 2019
Beginning balance	¥35,681	¥39,846
Ending balance	¥39,846	¥42,028